Financial (Income) and Expenses (Details) - Schedule of financial income - Financial income [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial (Income) and Expenses (Details) - Schedule of financial income [Line Items]
Revaluation of financial liabilities at fair value through profit or loss	$ (2,592)
Foreign currency transaction income	(1,774)
Interest on deposits	(308)	(1)
Others	(4)
Total	$ (4,678)	$ (1)